BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.6%
	BIOTECH & PHARMA - 4.8%
7,500	Krystal Biotech, Inc.(a)	$ 1,323,975
10,000	TransMedics Group, Inc.(a)	1,122,000
		2,445,975
	E-COMMERCE DISCRETIONARY - 4.5%
10,500	Amazon.com, Inc.(a)	2,305,485

	INTERNET MEDIA & SERVICES - 4.9%
10,250	Alphabet, Inc., Class A	2,491,775

	MEDICAL EQUIPMENT & DEVICES - 17.9%
3,750	IDEXX Laboratories, Inc.(a)	2,395,838
13,500	Intuitive Surgical, Inc.(a)	6,037,605
20,000	PROCEPT BioRobotics Corporation(a)	713,800
		9,147,243
	SEMICONDUCTORS - 22.2%
2,500	ASML Holding N.V. - ADR	2,420,225
47,500	NVIDIA Corporation	8,862,550
		11,282,775
	SOFTWARE - 14.5%
4,500	Adobe, Inc.(a)	1,587,375
9,500	Atlassian Corporation, Class A(a)	1,517,150
2,250	ServiceNow, Inc.(a)	2,070,630
15,000	Shopify, Inc., Class A(a)	2,229,150
		7,404,305
	TECHNOLOGY HARDWARE - 6.3%
12,500	Apple, Inc.	3,182,875

	TECHNOLOGY SERVICES - 21.5%
27,500	Block, Inc.(a)	1,987,425
1,250	Fair Isaac Corporation(a)	1,870,663

BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares						Fair Value
	COMMON STOCKS — 96.6% (Continued)
	TECHNOLOGY SERVICES - 21.5% (Continued)
12,500	Mastercard, Inc., Class A					$ 7,110,124
						10,968,212

	TOTAL COMMON STOCKS (Cost $16,554,598)					$ 49,228,645

	RIGHTS — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
18,500	ABIOMED, Inc. – CVR(a)(c)(d)					-
	TOTAL RIGHTS (Cost $59,570)					-

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
130,230	First American Treasury Obligations Fund, Class X, 4.02%(e) (Cost $130,230)					130,230

	TOTAL INVESTMENTS - 96.9% (Cost $16,744,398)					$ 49,358,875
	WRITTEN EQUITY OPTIONS - (1.5)% (Premiums received - $702,872)					(771,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%					2,320,691
	NET ASSETS - 100.0%					$ 50,908,066

Contracts(f)
	WRITTEN EQUITY OPTIONS - (1.5)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.5)%
50	Mastercard, Inc.	Cowen	01/16/2026	$ 575	$ (2,875,000)	$ (132,500)
150	NVIDIA Corporation	Cowen	01/16/2026	150	(2,250,000)	(639,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $702,872)					(771,500)
	TOTAL WRITTEN EQUITY OPTIONS (Premiums received - $702,872)					$ (771,500)

ADR	- American Depositary Receipt
CVR	- Contingent Value Right
N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Valued using unobservable inputs and fair valued by the Advisor.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.